Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2019

VIPFINC-QTLY-1119
1.822341.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	20,629	$698,908
VIP Equity-Income Portfolio Initial Class (a)	32,498	732,179
VIP Growth & Income Portfolio Initial Class (a)	41,196	835,859
VIP Growth Portfolio Initial Class (a)	10,054	714,914
VIP Mid Cap Portfolio Initial Class (a)	6,597	203,577
VIP Value Portfolio Initial Class (a)	36,690	537,510
VIP Value Strategies Portfolio Initial Class (a)	21,430	263,158
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,965,398)		3,986,105

International Equity Funds - 11.9%
VIP Emerging Markets Portfolio Initial Class (a)	279,439	3,249,872
VIP Overseas Portfolio Initial Class (a)	157,790	3,403,524
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,501,022)		6,653,396

Bond Funds - 57.5%
Fidelity Inflation-Protected Bond Index Fund (a)	657,754	6,702,513
Fidelity Long-Term Treasury Bond Index Fund (a)	96,155	1,429,825
VIP High Income Portfolio Initial Class (a)	201,939	1,116,723
VIP Investment Grade Bond Portfolio Initial Class (a)	1,708,874	22,898,916
TOTAL BOND FUNDS
(Cost $30,573,449)		32,147,977

Short-Term Funds - 23.5%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $13,142,872)	13,142,872	13,142,872
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $52,182,741)		55,930,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,578)
NET ASSETS - 100%		$55,924,772

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,558,889	$2,328,538	$1,602,902	$18,756	$2,435	$415,553	$6,702,513
Fidelity Long-Term Treasury Bond Index Fund	2,416,430	1,125,233	2,606,526	51,230	268,706	225,982	1,429,825
VIP Contrafund Portfolio Initial Class	777,375	396,169	525,394	92,701	17,540	33,218	698,908
VIP Emerging Markets Portfolio Initial Class	1,924,333	1,728,948	729,167	--	5,031	320,727	3,249,872
VIP Equity-Income Portfolio Initial Class	815,517	382,417	551,937	55,895	(1,908)	88,090	732,179
VIP Government Money Market Portfolio Initial Class 1.8%	10,796,712	4,988,958	2,642,798	185,242	--	--	13,142,872
VIP Growth & Income Portfolio Initial Class	929,808	490,712	636,164	99,811	22,940	28,563	835,859
VIP Growth Portfolio Initial Class	794,386	366,943	547,834	52,571	51,402	50,017	714,914
VIP High Income Portfolio Initial Class	878,850	396,520	256,197	7,425	(4,789)	102,339	1,116,723
VIP Investment Grade Bond Portfolio Initial Class	16,234,694	8,953,372	3,713,039	72,158	10,624	1,413,265	22,898,916
VIP Mid Cap Portfolio Initial Class	225,069	121,708	150,347	25,174	(3,161)	10,308	203,577
VIP Overseas Portfolio Initial Class	2,395,553	1,509,812	808,160	90,239	7,708	298,611	3,403,524
VIP Value Portfolio Initial Class	598,228	281,838	413,592	39,439	9,909	61,127	537,510
VIP Value Strategies Portfolio Initial Class	291,463	146,178	206,933	29,143	(6,783)	39,233	263,158
	$44,637,307	$23,217,346	$15,390,990	$819,784	$379,654	$3,087,033	$55,930,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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